SHARE CAPITAL	12 Months Ended
Sep. 30, 2025
SHARE CAPITAL
SHARE CAPITAL

15.         SHARE CAPITAL

During the fiscal year ended September 30, 2023, we sold an aggregate of 320,000 shares of the Company’s common stock under an “at the market” arrangement, for gross proceeds of US$2.78 million (RMB 19.96 million).

During the fiscal year ended September 30, 2023, the employees exercised an aggregate of 11,000 shares of stock options. Cash received from options exercised for the years ended September 30, 2023 was US$–nil-.

During the fiscal year ended September 30, 2023, there was capital contribution from NCI of US$1.46 million (RMB 10.48 million).

During the fiscal year ended September 30, 2025, we sold an aggregate of 3,859,300 shares of the Company’s common stock under an “at the market” arrangement, for gross proceeds of US$5.38 million (RMB 38.26 million).

During the fiscal year ended September 30, 2024, there was capital contribution from NCI of US$1,427 (RMB 10,000).

During the fiscal year ended September 30, 2024, there was cash dividend to NCI of US$0.2 million (RMB 1.42 million).

During the fiscal year ended September 30, 2025, there was cash dividend to NCI of US$0.15 million (RMB 1.09 million).

During the fiscal year ended September 30, 2024, the Company issued a total of 240,000 restricted shares to its management and employees and recorded share-based compensation expense for restricted shares of RMB 4.93 million.

During the fiscal year ended September 30, 2025, the Company issued a total of 1,498,405 restricted shares to its management and employees and recorded share-based compensation expense for restricted shares of RMB 23.11 million.

During the fiscal year ended September 30, 2025, the Company sold a total of 5,537 treasury stock for RMB 167 million.